Document and Entity Information	Sep. 17, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001718227
Document Type	8-K
Document Period End Date	Sep. 17, 2019
Entity Registrant Name	CONSTRUCTION PARTNERS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38479
Entity Tax Identification Number	26-0758017
Entity Address, Address Line One	290 Healthwest Drive
Entity Address, Address Line Two	Suite 2
Entity Address, City or Town	Dothan
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36303
City Area Code	(334)
Local Phone Number	673-9763
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value
Trading Symbol	ROAD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true